Cost Method Investments (Tables)	6 Months Ended
Jun. 30, 2022
Cost and Method Investments Table [Abstract]
Schedule of cost method investments
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,705,009
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	163,900
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	89,400
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	89,400
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,000,000	51,000,000	7,688,411
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	29,800
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,251,602
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	178,800
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	581,101
2.55% Investment (1 company in the AR, VR and 3D animation areas)	—	13,422,800	2,000,000

2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	36,700,000	5,468,308
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	1,450,000	216,050
Total	114,650,000	164,172,800	24,461,781